Paycheck Protection Program Loan - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 23, 2020	Sep. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Entirety Of Paycheck Protection Programme Loan [Line Items]
Gain (loss) on extinguishment of debt					$ (389)	$ 3,959	$ (389)	$ 5,951	$ 5,951	$ 691
Paycheck Protection Programme Tranche One
Disclosure In Entirety Of Paycheck Protection Programme Loan [Line Items]
Proceeds from other long term debt	$ 700
Forgiveness of debt				$ 700
Paycheck Protection Programme Tranche Two
Disclosure In Entirety Of Paycheck Protection Programme Loan [Line Items]
Proceeds from other long term debt			$ 700
Forgiveness of debt		$ 700
Operating Expenses | Paycheck Protection Programme Tranche One
Disclosure In Entirety Of Paycheck Protection Programme Loan [Line Items]
Gain (loss) on extinguishment of debt										700
Operating Expenses | Paycheck Protection Programme Tranche Two
Disclosure In Entirety Of Paycheck Protection Programme Loan [Line Items]
Gain (loss) on extinguishment of debt										$ 700